Income taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Expected income tax expense at Canadian statutory rate	$ 1.7	$ 48.3	$ 27.5	$ 29.5
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	0.3	(1.7)	(1.9)	(3.5)
Adjustments from investments carried at fair value	0.0	(20.6)	0.0	(3.9)
Change in valuation allowance	2.8	1.5	11.2	1.5
Non-controlling interests share of income	5.1	2.7	9.6	6.2
Tax basis step-up	(2.5)	0.0	(15.9)	0.0
Amortization and settlement of excess deferred income tax	(1.3)	(1.8)	(5.2)	(3.3)
Other	0.9	(3.1)	1.5	0.4
Total	$ 7.0	$ 25.3	$ 26.8	$ 26.9